Leases (Details) - Schedule of Future Lease Payments under Operating Leases $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Future Lease Payments under Operating Leases [Abstract]
2024	$ 313
2025	317
2026	219
Total future lease payments	849
Less imputed interest	(40)
Total lease liability balance	$ 809